  Defiance Daily Target 2X Long RIOT ETF

   Schedule of Investments

  July 31, 2026 (Unaudited)

SHORT-TERM INVESTMENTS - 34.7%
Money Market Funds - 3.6%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(a)	531,249	$531,249

U.S. Treasury Bills - 31.1%	Principal Amount	Value
U.S. Treasury Bill, 8/27/2026, 3.25%(b)	4,540,000	4,529,104

TOTAL SHORT-TERM INVESTMENTS (Cost $5,059,264)		5,060,353

TOTAL INVESTMENTS - 34.7% (Cost $5,059,264)		$5,060,353
Other Assets in Excess of Liabilities - 65.3%		9,512,515
TOTAL NET ASSETS - 100.0%		$14,572,868

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.
(b)	The rate shown is the annualized effective yield as of July 31, 2026.

  Defiance Daily Target 2X Long RIOT ETF

   Schedule of Total Return Swaps Contracts

  July 31, 2026 (Unaudited)

TOTAL RETURN SWAPS - 14.6%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Riot Platforms, Inc.	BMO Capital Markets Corp.	Receive	OBFR + 20.00%	Termination(b)	09/01/2026	$4,276,040	$1,518,032
Riot Platforms, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 30.00%	Termination(b)	09/08/2028	2,311,462	(7,344)
Riot Platforms, Inc.	Clear Street LLC	Receive	OBFR + 8.50%	Termination(a)	09/22/2026	3,810,355	1,329,164
Riot Platforms, Inc.	Jane Street Execution Services, LLC	Receive	OBFR + 13.00%	Termination(a)	03/18/2033	4,417,230	(242,986)
Riot Platforms, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 5.00%	Termination(f)	02/04/2029	4,084,425	190,764
Riot Platforms, Inc.	Morgan Stanley & Co., Inc.	Receive	OBFR + 13.00%	Termination(a)	07/16/2031	1,733,697	(110,012)
Riot Platforms, Inc.	National Bank of Canada Financial, Inc.	Receive	OBFR + 25.00%	Termination(c)	01/31/2033	4,316,380	—
Riot Platforms, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 15.50%	Termination(e)	03/31/2033	4,215,530	(555,577)
							2,122,041

Net Unrealized Appreciation (Depreciation)							2,122,041

OBFR - Overnight Bank Funding Rate was 3.63% as of July 31, 2026.

(a)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.
(b)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.
(c)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined mark-to-market thresholds.
(d)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination.
(e)	Financing reset of the swap is effective on termination. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.
(f)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.